Income Taxes (Details) - Schedule of reconciles the statutory rates to the Company's effective tax rate	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of reconciles the statutory rates to the Company's effective tax rate [Abstract]
Statutory rates in Cayman Islands and BVI	0.00%	0.00%
Statutory rates in Hong Kong	16.50%	16.50%
Statutory rates in PRC	25.00%	25.00%
Temporary tax holiday in the PRC	(25.00%)	(25.00%)
Foreign earned income not subject to taxes in the Cayman Island	(16.50%)	(16.50%)
Additional accruals in the PRC	0.00%	0.00%
Effect of valuation allowance	0.00%	0.00%
Effective income tax rate	0.00%	0.00%